Basis of preparation (Details) $ in Billions	6 Months Ended
	Jun. 30, 2020 $ / ₫	Jun. 30, 2020 $ / ₫ $ / ฿	Jun. 30, 2020 $ / ₫ $ / $	Jun. 30, 2020 $ / ₫ $ / RM	Jun. 30, 2020 $ / ₫ $ / Rp	Jun. 30, 2020 $ / ₫ $ / $	Jun. 30, 2020 $ / ₫ $ / £	Jun. 30, 2020 $ / ₫ $ / ¥	Jun. 30, 2019 $ / ₫	Jun. 30, 2019 $ / ฿	Jun. 30, 2019 $ / $	Jun. 30, 2019 $ / RM	Jun. 30, 2019 $ / Rp	Jun. 30, 2019 $ / $	Jun. 30, 2019 $ / £	Jun. 30, 2019 $ / ¥	Jun. 30, 2020 $ / ฿	Jun. 30, 2020 $ / $	Jun. 30, 2020 $ / RM	Jun. 30, 2020 $ / Rp	Jun. 30, 2020 $ / $	Jun. 30, 2020 $ / £	Jun. 30, 2020 $ / ¥	Jun. 30, 2020 USD ($)	Dec. 31, 2019 $ / ₫	Dec. 31, 2019 $ / ฿	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / RM	Dec. 31, 2019 $ / Rp	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / ¥
Basis of preparation
Central cash and short-term investment balances																								$ 1.9
Undrawn liquidity facilities																								$ 2.6
Closing rate	23,206.00	23,206.00	23,206.00	23,206.00	23,206.00	23,206.00	23,206.00	23,206.00									30.87	1.40	4.29	14,285.00	7.75	0.81	7.07		23,172.50	29.75	1.34	4.09	13,882.50	7.79	0.75	6.97
Average rate	23,303.21	31.62	1.40	4.25	14,574.24	7.76	0.79	7.03	23,253.04	31.61	1.36	4.12	14,192.79	7.84	0.77	6.78